Fair Value of Financial Instruments - Non-Recurring Measurements (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2015		Dec. 31, 2014
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		$ 54,805		$ 54,493
Restricted cash		6,840		6,669
Ship mortgage notes and premium		589,185		657,860
Other long-term debt		546,614		492,522
Loans receivable from affiliates		16,474		7,791
Due to related parties, long-term		0		9,625
Due from related parties, short-term		17,837		1,361
Due to related parties, short-term		0		18,489
Level I
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		54,805		54,493
Restricted cash		6,840		6,669
Ship mortgage notes and premium		589,185		657,860
Level II
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Other long-term debt	[1],[2]	546,614		492,522
Loans receivable from affiliates	[1]	16,474	[3]	7,791	[2]
Due to related parties, long-term	[3]			9,625
Due from related parties, short-term	[4]	$ 17,837		1,361
Due to related parties, short-term				$ 18,489

[1]	The fair value of the Company's other long-term debt and due to related parties, long-term is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company's creditworthiness.
[2]	The fair value of the Company's other long-term debt and due to related parties, long-term is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company's creditworthiness.
[3]	The fair value of the Company's loans receivable from affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty's creditworthiness.
[4]	The fair value of the Company?s due from related parties takes into account the counterparty?s creditworthiness.